Restricted assets	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Restricted assets
14. Restricted assets
For certain facilities, the Company has placed an amount corresponding to about 3 months’ rent and allocations of its leasehold facilities in escrow accounts in the landlord’s name for the benefit of the respective landlords. Such escrow accounts and other deposits amounted to $75 at the end of 2020 and $152 at the end of 2019.
No other assets have been pledged as security or are otherwise restricted.